Organization and Nature of Operations	12 Months Ended
Mar. 31, 2021
Accounting Policies [Abstract]
ORGANIZATION AND NATURE OF OPERATIONS

NOTE 1 – ORGANIZATION AND NATURE OF OPERATIONS

Happiness Biotech Group Limited (“Happiness Biotech”) is a holding company incorporated on February 13, 2018 under the laws of the Cayman Islands. The Company has no substantive operations other than holding all of the outstanding share capital of Happiness Biology Technology Group Limited (“Happiness Hong Kong”). Happiness Hong Kong is a holding company of all of the equity or ownership of Happiness (Nanping) Biotech Co., Limited (“Happiness Nanping”).

Happiness Nanping is a holding company of all of the equity or ownership of Fujian Happiness Biotech Co., Limited (“Fujian Happiness”), Fuzhou Happiness Enterprise Management Consulting Co., Ltd. and Happy Buy (Fujian) Network Technology Co., Ltd. (“Happy Buy”).

Fujian Happiness is a limited liability company established under the laws of the People’s Republic of China (“PRC”) on November 19, 2004.

Fujian Happiness holds all of the equity or ownership of Shunchang Happiness Nutraceutical Co., Limited (“Shunchang Happiness”) and also owns 51% of Fujian Happiness comes Medical Equipment Manufacturing Co., Limited.

Through Fujian Happiness and Shunchang Happiness, the Company is a biotech company that specializes in research, development, production and selling of nutraceutical and dietary supplements made of Ganoderma spore powder and others mainly in China etc.

Hangzhou C'est la vie Interactive Technology Co., Ltd. ("Hangzhou C'est la vie") is a limited liability company established under the laws of the PRC on August 26, 2020. Through Hangzhou C’est la vie, the Company operated the online sales business.

Happy Buy (Fujian) Automobile Service Co., Ltd. ("Happy Buy Automobile") is a limited liability company established under the laws of the PRC on October 27, 2020. Through Happy Buy Automobile, the Company purchases and sells automobiles to the customers.

Happy Optimal (Fujian) Network Technology Co., Ltd. ("Happy Optimal") is a limited liability company established under the laws of the PRC on December 29, 2020. Through Happy Optimal, the Company provides internet information and advertising services.

Reorganization

A Reorganization of the legal structure was completed in August 2018. The Reorganization involved the incorporation of Happiness Biotech Group Limited, a Cayman Islands holding company; Happiness Biology Technology Group Limited, a holding company established in Hong Kong, PRC; Happiness (Nanping) Biotech Co., Limited,  a holding company established in Fujian, PRC; and the transfer of 100% ownership of Fujian Happiness from the former shareholders to Happiness Nanping. Happiness Biotech, Happiness Hong Kong and Happiness Nanping are all holding companies and had not commenced operation until August 21, 2018.

Prior to the reorganization, Mr. Wang Xuezhu, Chief Executive Officer owns 47.7% ownership of Fujian Happiness. On August 21, 2018, Mr. Wang Xuezhu and other shareholders of Fujian Happiness transferred their 100% ownership interests in Fujian Happiness to Happiness Nanping, which is 100% owned by Happiness Hong Kong. After the reorganization, Happiness Biotech owns 100% equity interests of Fujian Happiness. Mr. Wang Xuezhu, who owns 52.37% ownership of Happiness Biotech, became the ultimate controlling shareholder (“the Controlling Shareholder”) of the Company.

Since the Company is effectively controlled by the same Controlling Shareholder before and after the reorganization, it is considered under common control. Therefore, the above mentioned transactions were accounted for as a recapitalization. The reorganization has been accounted for at historical cost and prepared on the basis as if the aforementioned transactions had become effective as of the beginning of the first period presented in the accompanying financial statements of the Company.

On March 4, 2019, the Company subdivided its 50,000 ordinary shares into 90,000,000 Ordinary shares and 10,000,000 Preferred shares. The authorized ordinary shares became 100,000,000 shares and the par value was changed from $1 to $0.0005. On the same day, the Company cancelled 77,223,100 ordinary shares and sold additional 223,100 ordinary shares. As of March 31, 2019, the Company has 23,000,000 ordinary shares issued and outstanding. The Company has retrospectively reflected the stock subdivision and cancellation in all periods presented in these financial statements.

Initial Public Offering

On October 25, 2019, the Company announced the closing of its initial public offering of 2,000,000 ordinary shares, US$0.0005 par value per share (“Ordinary Shares”) at an offering price of $5.50 per share for a total of $11,000,000 in gross proceeds. The Company raised total net proceeds of $9,342,339 after deducting underwriting discounts and commissions and offering expenses. In addition, the Company granted to its underwriters, Univest Securities, LLC as the Underwriter Representative, an option for a period of 45 days after the closing of the initial public offering to purchase up to 15% of the total number of the Company’s Ordinary Shares to be offered by the Company pursuant to the initial public offering (excluding shares subject to this option), solely for the purpose of covering overallotments, at the initial public offering price less the underwriting discount.

During the reporting periods, the Company has several subsidiaries in PRC. Details of the Company and its operating subsidiaries are set out below:

Name of Entity	Date of Incorporation	Place of Incorporation	Registered Capital	% of Ownership	Principal Activities

Happiness (Nanping) Biotech Co., Ltd. (“Nanping Happiness”)	June 1, 2018	PRC	US$ 36,100,000		Investment
Fujian Happiness Biotech Co., Ltd (“Fujian Happiness”)	November 19, 2004	PRC	RMB 100,000,000	100% by Nanping Happiness	Research, development, production and selling of nutraceutical and dietary supplements
Fujian Happiness comes Medical Equipment Manufacturing Co., Ltd.	April 15, 2020	PRC	RMB 10,000,000	51% by Fujian Happiness	Selling of medical equipment
Shunchang Happiness Nutraceutical Co., Ltd (“Shunchang Happiness”)	May 19, 1998	PRC	RMB 2,000,000	100% by Fujian Happiness	Research, development, production and selling of edible fungi
Fuzhou Happiness Enterprise Management Consulting Co., Ltd.	December 15, 2020	PRC	RMB 1,000,000	100% by Nanping Happiness	Management and consulting service
Happy Buy (Fujian) Network Technology Co., Ltd. (“Happy Buy”)	July 16, 2020	PRC	RMB 30,000,000	100% by Nanping Happiness	Advertising service, online sales
Fujian Happy Studio Network Technology Co. LTD	August 10, 2020	PRC	RMB 10,000,000	51% by Happy Buy	Advertising service
Hangzhou C'est la vie Interactive Technology Co., Ltd. (“Hangzhou C’est la vie”)	August 26, 2020	PRC	RMB 10,000,000	51% by Happy Buy	Online sales
Fujian Lever Media Co., Ltd. (“Fujian Lever”)	March 1, 2021	PRC	RMB 10,000,000	51% by Hangzhou C'est la vie	Online sales
Shunchang Bangren Electronic Commerce Co., Ltd.	December 3, 2020	PRC	RMB 100,000	100% by Fujian Lever	Online sales
Shunchang Baolong Electronic Commerce Co., Ltd.	December 3, 2020	PRC	RMB 100,000	100% by Fujian Lever	Online sales
Shunchang Shihong Electronic Commerce Co., Ltd.	December 3, 2020	PRC	RMB 100,000	100% by Fujian Lever	Online sales
Happiness Youdao (Hangzhou) Electronic Commerce Co., Ltd.	August 21, 2017	PRC	RMB 10,000,000	70% by Hangzhou C'est la vie	Online sales
Putian City Hanjiang District Luochen Network Technology Co., Ltd. (“Putian Luochen”)	February 8, 2021	PRC	RMB 100,000	100% by Hangzhou C'est la vie	Online sales
Putian City Hanjiang District Qiyao Trading Co., Ltd.	February 9, 2021	PRC	RMB 100,000	100% by Putian Luochen	Online sales
Putian City Hanjiang District Zhiran Trading Co., Ltd.	February 8, 2021	PRC	RMB 100,000	100% by Putian Luochen	Online sales
Fujian Seravi Electronic Commerce Co., Ltd. (“Fujian Seravi”)	November 30, 2020	PRC	RMB 10,000,000	100% by Hangzhou C'est la vie	Online sales
Shunchang Qida Electronic Commerce Co., Ltd.	December 3, 2020	PRC	RMB 30,000	100% by Fujian Seravi	Online sales
Shunchang Shenghui Electronic Commerce Co., Ltd.	December 3, 2020	PRC	RMB 30,000	100% by Fujian Seravi	Online sales

Shunchang Zhibo Electronic Commerce Co., Ltd.	December 3, 2020	PRC	RMB 30,000	100% by Fujian Seravi	Online sales
Shunchang Shenzhou Electronic Commerce Co., Ltd.	December 2, 2020	PRC	RMB 30,000	100% by Fujian Seravi	Online sales
Shunchang Penghong Electronic Commerce Co., Ltd.	December 2, 2020	PRC	RMB 30,000	100% by Fujian Seravi	Online sales
Shunchang Tongyuan Electronic Commerce Co., Ltd.	December 2, 2020	PRC	RMB 30,000	100% by Fujian Seravi	Online sales
Shunchang Guangxiang Electronic Commerce Co., Ltd.	December 2, 2020	PRC	RMB 30,000	100% by Fujian Seravi	Online sales
Shunchang Lishijin Electronic Commerce Co., Ltd.	December 2, 2020	PRC	RMB 30,000	100% by Fujian Seravi	Online sales
Shunchang Wangfu Electronic Commerce Co., Ltd.	December 2, 2020	PRC	RMB 100,000	100% by Fujian Seravi	Online sales
Shunchang Yibo Electronic Commerce Co., Ltd.	December 1, 2020	PRC	RMB 100,000	100% by Fujian Seravi	Online sales
Shunchang Herui Electronic Commerce Co., Ltd.	December 1, 2020	PRC	RMB 100,000	100% by Fujian Seravi	Online sales
Shunchang Runhao Electronic Commerce Co., Ltd.	December 2, 2020	PRC	RMB 30,000	100% by Fujian Seravi	Online sales
Shunchang Xianghong Electronic Commerce Co., Ltd.	December 2, 2020	PRC	RMB 30,000	100% by Fujian Seravi	Online sales
Fujian Daji Media Co., Ltd. (“Daji”)	February 1, 2021	PRC	RMB 10,000,000	51% by Happy Buy	Live streaming service

Happy Buy (Fujian) Automobile Service Co., Ltd. (“Happy Buy Automobile”)	October 27, 2020	PRC	RMB 10,000,000	51% by Happy Buy	Automobile sales
Happy Buy (Nanping) Automobile Sales Co., Ltd.	December 15, 2020	PRC	RMB 5,000,000	100% by Happy Buy Automobile	Automobile sales
Happy Optimal (Fujian) Network Technology Co., Ltd. (“Happy Optimal”)	December 29, 2020	PRC	RMB 10,000,000	51% by Happy Buy	Advertising service
Shunchang Jiefei Electronic Commerce Co., Ltd.	December 2, 2020	PRC	RMB 30,000	100% by Happy Optimal	Online sales
Shunchang Happy Cat Electronic Commerce Co., Ltd.	December 3, 2020	PRC	RMB 30,000	100% by Happy Optimal	Online sales
Shunchang Xiaocongcong Electronic Commerce Co., Ltd.	December 3, 2020	PRC	RMB 30,000	100% by Happy Optimal	Online sales
Shunchang Wansheng Electronic Commerce Co., Ltd.	December 2, 2020	PRC	RMB 30,000	100% by Happy Optimal	Online sales
Happy Feiyue (Fujian) Network Technology Co., Ltd.	March 19, 2021	PRC	RMB 10,000,000	70% by Happy Buy	Online sales